Stock based compensation (Details Textual)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2012 Free Share Award [Member] USD ($)	Dec. 31, 2012 Free Share Award [Member] EUR (€)	Dec. 31, 2011 Free Share Award [Member] USD ($)	Dec. 31, 2011 Free Share Award [Member] EUR (€)	Dec. 31, 2010 Free Share Award [Member] USD ($)	Dec. 31, 2010 Free Share Award [Member] EUR (€)
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 2,158,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 4 months 10 days	1 year 4 months 10 days
Fair Value Of Warrants Vested	348,000	271,000	358,000	257,000	626,000	472,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	973,000	735,000	149,000	111,000	256,000	174,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	1,088,000	846,000	659,000	473,000	1,889,000	1,424,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value							$ 1,336,000	€ 1,009,000	$ 2,296,000	€ 1,774,000	$ 3,745,000	€ 2,697,000